INCOME TAXES - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits as of the beginning of the year	$ 2,433	$ 862
Increases related to prior year tax provisions	383	197	$ 332
Decrease related to prior year tax provisions	(247)
Increase related to current year tax provisions	2,464	1,374	530
Unrecognized tax benefits as of the end of the year	$ 5,033	$ 2,433	$ 862